Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Dec. 31, 2019
Institutional Share Class
Account Value [Line Items]
Accumulated Value	$ 22,312	$ 19,448	$ 18,694	$ 17,385	$ 15,331	$ 13,930	$ 14,781	$ 14,400	$ 13,845	$ 14,103		$ 11,120	$ 9,570	$ 10,000
Institutional Share Class
Account Value [Line Items]
Accumulated Value	15,836	14,583	14,678	13,319	12,473	11,491	10,691	11,154	11,400	11,260	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Accumulated Value	22,495	19,321	19,804	17,080	14,725	13,388	13,076	13,120	14,659	13,621		$ 11,603	$ 9,465	$ 10,000
Sand P 500 [Member]
Account Value [Line Items]
Accumulated Value	$ 18,543	$ 15,373	$ 15,839	$ 14,221	$ 12,296	$ 11,279	$ 10,557	$ 10,580	$ 12,353	$ 11,043	$ 10,000